Balances and Transactions with Related Parties (Details 1) - Gilad Yavetz [Member] Annual_Bonus in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪) Annual_Bonus		Dec. 31, 2024 USD ($) Annual_Bonus
2021- Additional special compensation in respect of the closing of the Clenera transaction - USA [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	₪ 150,000		$ 46,500
2022 [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	₪ 95,000		$ 28,300
Number Of Annual Bonus Salaries Subject To Fulfillment Of Targets	8	[1]	8	[1]
2023 [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	₪ 105,000		$ 29,800
Number Of Annual Bonus Salaries Subject To Fulfillment Of Targets	9	[1]	9	[1]
2024 [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	₪ 108,000		$ 29,190
Number Of Annual Bonus Salaries Subject To Fulfillment Of Targets	10	[1],[2]	10	[1],[2]

[1]	The bonus amount may reach a level of 125% (i.e., above the foregoing salaries limit), subject to excellence targets which will be defined.
[2]	Represents the target for annual bonus, not including discretionary bonus or bonus for outstanding performance.